Share-Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 0.19
2020 Share Incentive Plan | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum		58.00%	45.60%
Expected volatility, maximum		59.00%	50.20%
Expected volatility	61.20%
Risk-free interest rate, minimum		2.75%	2.90%
Risk-free interest rate, maximum		2.84%	3.10%
Risk-free interest rate	2.90%
Exercise multiples	$ 2.2
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$ 0.19
2020 Share Incentive Plan | Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples		$ 2.2	$ 2.2
Fair value of underlying ordinary shares		0.09	1.12
2020 Share Incentive Plan | Share Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples		2.8	2.8
Fair value of underlying ordinary shares		$ 0.24	$ 5.32